Stockholders' equity	6 Months Ended
Jun. 30, 2022
Stockholders' Equity
Stockholders' Equity

Note 14 – Stockholders’ Equity

Share Consolidation

On February 24, 2022, the Company’s Board approved a share consolidation of the Company’s common shares at the ratio of one-for-ten reverse split with the effective date of February 25, 2022. The objective of the share consolidation is to enable the company to regain compliance with NASDAQ Marketplace Rule 5550(a)(2) and maintain its listing on Nasdaq.

As a result of the share consolidation, each 10 common shares outstanding automatically combines and converts to one issued and outstanding common share without any action on the part of the shareholder. The share consolidation reduces the number of common shares issued and outstanding from 63,994,606 to 6,399,460. The authorized number of common shares will be reduced by the same one-for-ten ratio from 600 million to 60 million.

On October 28, 2022, the Company’s Board approved a share consolidation of the Company’s common shares at the ratio of one-for-twenty-four reverse split with the effective date of November 9, 2022. The objective of the share consolidation is to enable the company to regain compliance with NASDAQ Marketplace Rule 5550(a)(2) and maintain its listing on Nasdaq.

As a result of the share consolidation, each 24 common shares outstanding automatically combines and converts to one issued and outstanding common share without any action on the part of the shareholder. The share consolidation reduces the number of common shares issued and outstanding from 29,278,601 to 1,219,937. The authorized number of common shares will be reduced by the same one-for-twenty-four ratio from 60 million to 2.5 million. (See Note 20).

All share information included in the consolidated financial statements and notes thereto have been retroactively adjusted for the one-for-ten reverse split and one-for-twenty-four reverse split occurred on the first day of the first period presented.

Issuance of common shares

On March 23, 2020, the Company issued 35,592 (split-adjusted 148) common shares to an individual for consulting services provided for the period from September 2019 to February 2020, which were valued at $33,812 based on the quoted market price at issuance.

On November 24, 2020, the Company completed an offering of 6,060,608 (split-adjusted 25,253) common shares at an offering price of $1.65 (split-adjusted $396.0) per share. The gross proceeds were approximately $10 million before deducting placement agent’s commission and other offering expenses, resulting in net proceeds of approximately $9.1 million.

On May 18, 2021, the Company issued 1,600,000 (split-adjusted 6,667) common shares to its employees under the Company’s 2014 Share Incentive Plan, which were valued at $1.84 million based on the quoted market price at issuance.

On June 7, 2021, the Company completed an offering of 5,380,000 (split-adjusted 22,417) common shares at an offering price of $1.30 (split-adjusted $312.0) per share for total net proceeds of $6,939,000 after deducting legal costs related to the offering.

On July 15, 2021, the Company increased its authorized shares from 50,000,000 (split-adjusted 208,333) to 600,000,000 (split-adjusted 2,500,000) shares.

On December 6, 2021, the Company completed an offering of 21,120,509 (split-adjusted 88,002) common shares at an offering price of $0.65 (split-adjusted $156.0) per share for total net proceeds of $12,423,706 after deducting legal costs related to the offering.

On March 14, 2022, the Company paid cash to certain minor shareholders and cancelled 859 (split-adjusted 36) shares due to reverse split reconciliation.

Note 14 – Stockholders’ Equity (continued)

On March 18, 2022, the Company completed an offering of 20,000,000 (split-adjusted 833,333) common shares at an offering price of $0.50 (split-adjusted $12.0) per share for total net proceeds of $8,825,000 after deducting legal costs related to the offering. In addition, the Company granted the underwriters a 45-day option to purchase an additional 15% of common shares at the public offering price to cover over-allotments, if any. On March 22, 2022, the underwriter of the Offering exercised its Over-allotment Option to purchase an additional 2,880,000 (split-adjusted 120,000) common shares at a price of $0.50 (split-adjusted $12.0) per common share, for total net proceeds of $1,295,400 after deducing legal costs related to the offering.

September 2017 Offering Warrants

In connection with the offering closed in September 2017, the Company registered and issued warrants to purchase an aggregate of 1,078,045 (split-adjusted 4,492) common shares, consisting of 945,654 (split-adjusted 3,940) common shares exercisable underlying investor warrants and 132,391 (split-adjusted 552) common shares exercisable underlying placement agent warrants. All warrants carry a term of 5 years. The initial exercise price of the investor warrants and the placement agent warrants was $4.25 (split-adjusted $1,020.0) per share and $4.675 (split-adjusted $1,122.0) per share, respectively. The investor warrants can be exercisable immediately as of the date of issuance. The placement agent warrants are not exercisable for a period of 180 days after the effective date of the offering. A holder of the warrants also will have the right to exercise its warrants on a cashless basis if the registration statement or prospectus contained therein is not available for the issuance of the common shares issuable upon exercise thereof. The exercisability of the warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 4.99% of the Company’s common shares.

During the year ended December 31, 2020, 944,655 (split-adjusted 3,936)common shares were issued upon excise of investor warrants at $0.001 (split-adjusted $0.24) per share. The exercise price of such warrants was reduced from $4.25 (split-adjusted $1,020.0) per share to $0.001 (split-adjusted $0.24) per share by virtue of the Company’s entry into a securities purchase agreement on November 20, 2020.

November 2020 Offering Warrants

In connection with and upon closing of the offering on November 24, 2020, the Company issued registered warrants to purchase up to 2,754,820 (split-adjusted 11,477) common shares and unregistered warrants to purchase up to 3,305,788 (split-adjusted 13,773) common shares. Such registered and unregistered warrants are immediately exercisable, expire five years from the date of issuance and have an exercise price of $0.5 (split-adjusted $12.0) per share. The exercise price of such warrants was reduced from $1.81 (split-adjusted $434.4) per share to $0.5 (split-adjusted $12.0) per share by virtue of the Company’s entry into a securities purchase agreement on March 18, 2022. The placement agent also received unregistered warrants in connection with this offering exercisable for up to 363,637 (split-adjusted 1,515) common shares at $1.815 (split-adjusted $435.6) per share, exercisable between May 24, 2021 to November 24, 2023.

Management determined that these warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to its own stock. The warrants were recorded at their fair value on the date of issuance as a component of shareholders’ equity. As of June 30, 2022, the total number of common shares underlying registered and unregistered warrants outstanding was 6,558,175 (split-adjusted 27,322). These warrants have weighted average of remaining life of 3.23 years and weighted average exercise price of $57.95 (split-adjusted).